Segmented information (Details) - CAD ($)	3 Months Ended				6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenues	$ 16,676		$ 159,862		$ 133,489	$ 261,266
Gross loss	(22,146)		(6,790)		(72,428)	(1,538)
Operating expenses	6,100,203		4,931,140		12,961,983	11,202,885
Income tax			2,140		1,076	2,140
Income tax recovery	4,675		(6,419)		(27,275)	(49,175)
Net (income)/loss	(12,936,345)	$ (1,908,181)	3,281,362	$ (20,629,865)	(14,844,526)	(17,348,503)
Inventory	1,309,658				1,309,658		$ 750,151
Plant and equipment	9,879,971				9,879,971		9,990,542
Electric Vehicles
Disclosure of operating segments [line items]
Revenues			0
Gross loss			0
Operating expenses	6,038,572		4,851,399		12,838,933	11,010,624
Other items	6,918,555		(8,214,577)		1,889,120	6,188,326
Income tax/(recovery)			2,140			2,140
Net (income)/loss	12,957,127		(3,361,038)		14,728,053	17,201,090
Inventory	689,884				689,884		307,225
Plant and equipment	9,499,568				9,499,568		9,580,326
Custom Built Vehicles
Disclosure of operating segments [line items]
Revenues	16,676		159,862		133,489	261,266
Gross loss	(22,146)		(6,790)		(72,428)	(1,538)
Operating expenses	61,631		79,741		123,050	192,261
Other items	(109,234)		(436)		(52,806)	2,789
Income tax/(recovery)	4,675		(6,419)		(26,199)	(49,175)
Net (income)/loss	(20,782)		$ 79,676		116,473	$ 147,413
Inventory	619,774				619,774		442,926
Plant and equipment	$ 380,403				$ 380,403		$ 410,216